Condensed Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit after tax	£ 571	£ 112	[1]
Movement in fair value reserve (debt instruments):
Change in fair value	(62)	146
Income statement transfers	59	(166)
Taxation	(1)	5
Other comprehensive income, fair value reserve (debt instruments)	(4)	(15)
Cash flow hedges:
Effective portion of changes in fair value	(618)	2,603
Income statement transfers	376	(2,039)
Taxation	40	(160)
Other comprehensive income, cash flow hedges, total	(202)	404
Currency translation on foreign operations	0	(2)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	(206)	387
Pension remeasurement:
Change in fair value	745	(376)
Taxation	(248)	97
Pension remeasurement, total	497	(279)
Own credit adjustment:
Change in fair value	0	19
Taxation	0	(5)
Own credit adjustment, total	0	14
Net other comprehensive income/(expense) that will not be reclassified to profit or loss subsequently	497	(265)
Total other comprehensive income net of tax	291	122
Total comprehensive income	862	234
Attributable to:
Equity holders of the parent	827	207
Non-controlling interests	35	27
Total comprehensive income	£ 862	£ 234

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.